Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Operating Lease Cost
The components of operating lease cost recorded under operating expenses were as follows for the years ended:

	December 31,
	2025	2024	2023
Fixed cost and variable cost that depend on an index	$3,225	$3,121	$2,689
Impairment of lease ROU asset	-	-	211
Short term lease cost	227	63	76
Sublease income	(182)	(204)	(1,293)
Total	$3,270	$2,980	$1,683

Schedule of Minimum Lease Payments
The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2025, were as follows:

2026	$3,422
2027	522
2028	372
Total undiscounted lease payments	4,316
Less: imputed interest	(153)
Present value of lease liabilities	$4,163